Other Payables - Schedule of Other Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities And Shares Subject To Mandatory Redemption Abstract
Other Liabilities	$ 188	$ 428
Employee-related Liabilities, Current	$ 145	$ 85
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other payables	Other payables
Operating Lease, Cost	$ 89	$ 82
Notes Payable		430
undefined	171	140
Accrued Liabilities and Other Liabilities	649	368
Other Notes Payable	$ 1,242	$ 1,533